OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS, NET [Abstract]
OTHER NON-CURRENT ASSETS, NET
NOTE 8 – OTHER NON-CURRENT ASSETS, NET

	December 31, 2021	December 31, 2020
Deposit	$564,007	$113,719
Deferred offering cost	-	1,003,929
Long-term prepayment (1)	1,587,693	-
Receivable from a third party (2)	2,353,827	2,298,851
Total	4,505,527	3,416,499
Less: provision for receivable from a third party (2)	(2,353,827)	(2,298,851)
Other non-current assets, net	$2,151,700	$1,117,648

(1)	In 2021, NBG purchased a six-year prepaid officers’ and directors’ liability insurance policy for the then existing officers and directors in connection with the closing of the Combination.

(2)
In 2018, Cenntro signed an agreement with Anhua Automotive Co. Ltd., (“Anhua”) and paid an initial non-refundable deposit to participate in Anhua’s bankruptcy recombination process to develop further production capacity in China. However, due to the irrecoverable deterioration of Anhua’s business and Cenntro’s focus on Europe and America markets, Cenntro declined to further participate in the recombination process. Therefore, Cenntro recorded full provision for the deposit for the year ended December 31, 2019. The difference between the provision for receivable from a third party as of December 31, 2021 and 2020 was due to changes in the exchange rate between USD and RMB.